Insurance Contracts - Summary of insurance contract assumptions and bases for the current estimates of future cash flows (Details)	Dec. 31, 2025
Tongyang Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Operating expense ratio	0.00%
ABL Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Operating expense ratio	0.00%
Top of range [member] | Tongyang Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Loss ratio	774.90%
Lapse ratio	66.50%
Discount Rate	4.20%
Confidence level of the risk adjustment for non-financial risk	75.00%
Top of range [member] | ABL Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Loss ratio	1314.00%
Lapse ratio	61.00%
Discount Rate	26.06%
Confidence level of the risk adjustment for non-financial risk	75.00%
Bottom of range [member] | Tongyang Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Loss ratio	7.10%
Lapse ratio	0.00%
Discount Rate	3.53%
Bottom of range [member] | ABL Life Insurance Co., Ltd.
Summary Of Insurance Contract Assumptions And Bases For The Current Estimates Of Future cash flows [Line Items]
Loss ratio	5.00%
Lapse ratio	0.00%
Discount Rate	(4.57%)